Financial instruments - Reconciliation of Asset and Liability Hedging Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	$ 2,520	$ (10,061)
Hedging derivative, ending balance	(25,826)	2,520
Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	(18,300)	(29,984)
Hedging derivative, ending balance	15,405	(18,300)
Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	1,437
Hedging derivative, ending balance	0	1,437
Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	1,437	7,139
Hedging derivative, ending balance		1,437
Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	(14,275)	(1,642)
Hedging derivative, ending balance	2,510	(14,275)
Cash Flow | Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	6,298	(14,850)
Cash Flow | Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(4,368)	(10,082)
Cash Flow | Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	0
Cash Flow | Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives		1,183
Cash Flow | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(345)	(18,034)
Income Statement | Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(47,238)	6,631
Income Statement | Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	37,938	18,171
Income Statement | Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	0
Income Statement | Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives		(1,183)
Income Statement | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	17,130	5,401
Equity and Others | Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	12,594	20,800
Equity and Others | Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	135	3,595
Equity and Others | Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(1,437)
Equity and Others | Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives		(5,702)
Equity and Others | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	$ 0	$ 0